Lease agreements (Tables)	12 Months Ended
Dec. 31, 2023
Lease agreements
Schedule of right-of-use-assets

(in millions of euros)	December 31, 2023				December 31, 2022	December 31, 2021
	Gross value	Accumulated	Accumulated	Net book	Net book value	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	8,574	(3,704)	(446)	4,424	4,667	4,930
Networks and devices(1)	5,112	(1,590)	—	3,522	3,049	2,516
IT equipment	132	(73)	—	59	59	55
Other	385	(215)	—	170	161	201
Total right-of-use assets	14,203	(5,582)	(446)	8,175	7,936	7,702

(1)	The increase in right-of-use assets includes the effect of the development of a secondary market for co-financed and leased lines.

(in millions of euros)	2023	2022	2021
Net book value of right-of-use assets - in the opening balance	7,936	7,702	7,009
Increase (new right-of-use assets)(1)	1,317	1,930	2,172
Changes in the scope of consolidation	30	—	34
Depreciation and amortization	(1,522)	(1,507)	(1,481)
Impairment (2)	(69)	(54)	(91)
Changes in the assessments	472	(49)	74
Translation adjustment	10	(35)	46
Reclassifications and other items	1	(52)	(62)
Net book value of right-of-use assets - in the closing balance	8,175	7,936	7,702

(1)	In 2021, included the right-of-use assets related to the new headquarters of the Orange group (Bridge) in France for 294 million euros.
(2)	Impairment losses on right-of-use assets mainly concern real estate leases classified as onerous contracts.

Schedule of undiscounted future cash flows of lease liabilities

(in millions of euros)	2023	2022	2021
Lease liabilities - in the opening balance	8,410	8,065	7,371
Increase with counterpart in right-of-use	1,289	1,915	2,158
Changes in the scope of consolidation	30	1	34
Decrease in lease liabilities following rental payments	(1,645)	(1,514)	(1,624)
Changes in the assessments	493	(43)	74
Translation adjustment	1	(29)	47
Reclassifications and other items	(10)	16	4
Lease liabilities - in the closing balance	8,568	8,410	8,065
o/w non-current lease liabilities	7,099	6,901	6,696
o/w current lease liabilities	1,469	1,509	1,369

The following table details the undiscounted future cash flows of lease liabilities as known at December 31, 2023:

(in millions of euros)	Total	2024	2025	2026	2027	2028	2029 and
							beyond
Undiscounted lease liabilities	9,658	1,618	1,492	1,248	1,090	952	3,257